Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2019	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9
Additions	316.2	—	134.9	34.8	218.6	704.5
Disposals	—	—	—	—	(1.3)	(1.3)
Amortization	—	—	(105.5)	—	(117.6)	(223.1)
Impairments(2)	(43.9)	—	—	—	(2.9)	(46.8)
Foreign exchange effect and other	22.3	—	7.6	49.5	4.5	83.9
Balance - December 31, 2019	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1

Gross carrying amount	3,043.9	503.2	1,391.4	1,181.1	1,071.2	7,190.8
Accumulated amortization	—	—	(421.9)	—	(512.6)	(934.5)
Accumulated impairment	(46.6)	—	0.3	—	(15.9)	(62.2)
	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2018	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5
Additions	136.4	—	11.2	11.9	134.9	294.4
Disposals	(227.1)	—	(8.2)	(8.5)	(4.1)	(247.9)
Amortization	—	—	(99.3)	—	(96.3)	(195.6)
Impairments	(2.6)	(4.3)	(0.2)	—	(1.2)	(8.3)
Foreign exchange effect and other	(108.7)	(0.4)	(18.5)	(78.0)	(32.6)	(238.2)
Balance - December 31, 2018	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

Gross carrying amount	2,712.3	507.5	1,247.0	1,096.8	852.8	6,416.4
Accumulated amortization	—	—	(314.0)	—	(398.6)	(712.6)
Accumulated impairment	(9.6)	(4.3)	(0.2)	—	(12.8)	(26.9)
	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2019 of $1,790.5 (December 31, 2018 - $1,700.5).

(2)	Non-cash impairment charges recorded in other expenses in the consolidated statement of earnings by the non-insurance companies and principally attributable to non-controlling interests.

Schedule goodwill and intangible asset allocation to CGUs
At December 31, 2019 certain of the company's associates had carrying values that exceeded their fair values as determined by the market prices of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate or joint venture	Fair value	Carrying value	Source of free cash flow projections	Discount rate(a)	Long term growth rate(b)	Summary of other assumptions

Quess	332.1	704.1	Quess management	12.8%	6.0%
Annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	104.0	207.5	Internal estimates consistent with third party analyst reports	10.3%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

IIFL Securities	65.0	121.1	IIFL Securities management	12.3%	6.0%	Annual capital expenditures normalizing to levels that are comparable to non-capital intensive service-based peers and working capital requirements comparable to industry peers.
Astarta(c)	28.9	115.5	Internal estimates consistent with third party analyst reports	12.7%	3.0%
Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate for subsidiaries that have not elected to pay the fixed agricultural tax.

	530.0	1,148.2

(a)	The discount rate is representative of the cost of capital of industry peers.

(b)	The long term growth rate is consistent with growth expectations for the industry and the economies in which each associate or joint venture operates.

(c)
The company recorded a non-cash impairment charge of $10.1 on its investment in Astarta during 2019. At December 31, 2019 a value-in-use analysis concluded that no further impairment charge was required.

Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2019			December 31, 2018
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	938.8	659.2	1,598.0	937.9	710.0	1,647.9
Recipe	279.3	1,035.5	1,314.8	261.8	984.9	1,246.7
Brit	200.2	594.2	794.4	154.3	561.1	715.4
Zenith National	317.6	99.3	416.9	317.6	107.2	424.8
Crum & Forster	188.2	111.7	299.9	185.9	108.3	294.2
Boat Rocker	93.8	154.1	247.9	61.7	62.2	123.9
AGT(1)	174.7	58.9	233.6	—	—	—
Thomas Cook India	150.6	55.8	206.4	133.4	52.7	186.1
Northbridge	92.5	90.9	183.4	87.8	76.6	164.4
Odyssey Group	119.7	62.8	182.5	119.7	57.7	177.4
AMAG Insurance	43.7	102.3	146.0	42.2	101.5	143.7
All other(2)	398.2	172.1	570.3	400.4	152.0	552.4
	2,997.3	3,196.8	6,194.1	2,702.7	2,974.2	5,676.9

(1)	AGT was acquired on April 17, 2019 as described in note 23.

(2)	Comprised primarily of balances related to Dexterra, Fairchem, Mosaic Capital, Sterling Resorts, CIG, U.S. Run-off and Pethealth.